As filed with the Securities and Exchange Commission on March 20, 2012

No. 333-147611

No. 811-22147

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 7	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 8	☒

(Check appropriate box or boxes)

PowerShares India Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road
Wheaton, IL 60187
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison Street, Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☒               Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐                 On March 1, 2012 pursuant to paragraph (b) of Rule 485.

☐                 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                 On (date) pursuant to paragraph (a) of Rule 485.

☐                 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                 On [date] pursuant to paragraph (a) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 20th day of March, 2012.

PowerShares India Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	March 20, 2012
Andrew Schlossberg

/s/ Steven Hill	Treasurer	March 20, 2012
Steven Hill

/s/ Anna Paglia	Secretary	March 20, 2012
Anna Paglia

*/s/ Donald H. Wilson	Chairman and Trustee	March 20, 2012
Donald H. Wilson

*/s/ H. Bruce Bond	Trustee	March 20, 2012
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	March 20, 2012
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	March 20, 2012
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	March 20, 2012
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	March 20, 2012
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	March 20, 2012
Philip M. Nussbaum

*/s/ Graeme J. Proudfoot	Trustee	March 20, 2012
Graeme J. Proudfoot

*/s/ Kapil Dev Joory	Trustee	March 20, 2012
Kapil Dev Joory

EXHIBIT INDEX

Index No.	Description of Exhibits
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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